Financial Assets and Financial Liabilities (Details)	12 Months Ended
Jun. 30, 2023 GBP (£) £ / shares shares
Financial Assets and Financial Liabilities [Line Items]
Expire date	Jul. 31, 2023
Exercise share option	735,000
Share price (in Pounds per share) | £ / shares	£ 1.38
Expected number of shares to be received	471,306
Shares percentage	100.00%
FVPL [Member]
Financial Assets and Financial Liabilities [Line Items]
Share options	735,000
Total exercise price (in Pounds) | £	£ 1,470,000
Received shares	471,306
Exceeds revenue (in Pounds) | £	£ 3,191,732